Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Results Of Operations By Business Segments

	Sales			Earnings			Total Assets
	2012	2013	2014	2012	2013	2014	2012	2013	2014
Process Management	$7,899	8,610	9,189	$1,599	1,809	1,918	$6,607	6,878	7,771
Industrial Automation	5,188	4,885	4,990	871	777	802	3,619	3,606	3,574
Network Power	6,399	6,155	5,073	624	554	459	7,212	6,603	5,233
Climate Technologies	3,766	3,876	4,109	668	716	737	2,260	2,245	2,378
Commercial &
Residential Solutions	1,877	1,865	1,924	396	404	424	1,155	1,153	1,152
	25,129	25,391	25,285	4,158	4,260	4,340	20,853	20,485	20,108
Differences in
accounting methods				226	221	252
Corporate and other (a)				(1,045)	(1,067)	(1,050)	2,965	4,226	4,069
Sales eliminations/Interest	(717)	(722)	(748)	(224)	(218)	(194)
Total	$24,412	24,669	24,537	$3,115	3,196	3,348	$23,818	24,711	24,177

(a) Corporate and other includes pretax goodwill impairment charges of $508 , $528 and $592 in 2014, 2013 and 2012, respectively. Corporate and other also includes stock compensation expense, which increased $121 in 2013 and decreased $78 in 2014. See Note 14.

Business Segments Financial Information

	Intersegment Sales			Depreciation and Amortization			Capital Expenditures
	2012	2013	2014	2012	2013	2014	2012	2013	2014
Process Management	$13	6	8	$198	201	249	$228	276	300
Industrial Automation	619	631	664	138	145	145	134	124	123
Network Power	38	39	27	256	238	198	101	88	68
Climate Technologies	45	44	47	133	130	132	106	100	145
Commercial &
Residential Solutions	2	2	2	53	53	52	46	40	49
Corporate and other				45	52	55	50	50	82
Total	$717	722	748	$823	819	831	$665	678	767

Financial Information By Geographic Area

	Sales by Destination			Property, Plant and Equipment
	2012	2013	2014	2012	2013	2014
United States and Canada	$10,980	10,964	11,262	$1,918	1,969	2,036
Asia	5,790	5,888	5,483	592	518	602
Europe	4,946	4,841	4,815	689	772	803
Latin America	1,430	1,555	1,508	293	308	306
Middle East/Africa	1,266	1,421	1,469	17	38	55
Total	$24,412	24,669	24,537	$3,509	3,605	3,802